Repurchase of Ordinary Shares	12 Months Ended
Dec. 31, 2024
Repurchase of Ordinary Shares
Repurchase of Ordinary Shares

18. Repurchase of Ordinary Shares

The board of directors has approved its share repurchase program in November 2018 and made subsequent modifications, whereby the latest modification increased the aggregate value of shares that may be repurchased to US$2.0 billion and extended the effective period through June 30, 2025. As of December 31, 2024, the Company has purchased an aggregate of 50,546,707 shares at an average purchase price of US$24.18, including repurchase commissions.